Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed Information about Exploration and Evaluation Assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2022	$2,026	$—	$98	$102	$2,226
Additions/Acquisitions	45	—	3	—	48
Transfers to property, plant and equipment	(38)	—	—	(25)	(63)
Derecognitions and other	(2)	—	—	—	(2)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2023	2,031	—	100	77	2,208
Additions, net	102	—	6	—	108
Acquisition of Chevron's assets (note 7)	320	—	—	—	320
Transfers to property, plant and equipment	(45)	—	—	(7)	(52)
Derecognitions and other (1)	—	—	(62)	—	(62)
Foreign exchange adjustments	—	—	4	—	4
At December 31, 2024	$2,408	$—	$48	$70	$2,526
(1)In connection with the Company's notice of withdrawal from Block 11B/12B in South Africa in 2024, the Company derecognized $62 million of exploration and evaluation assets through depletion, depreciation and amortization expense.